Related Party Transactions (Details) - USD ($)											3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2025	Feb. 09, 2025	Dec. 10, 2024	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Apr. 10, 2024	Jul. 31, 2023	Dec. 28, 2021	Aug. 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Jun. 21, 2023
Related Party Transactions [Line Items]
Purchase of shares (in Shares)				500,000									10,500,000
Common stock, par value (in Dollars per share)	$ 1
Founder shares, description													the Company effected a 1.36672326 for 1 stock split		November 2021, the Company effected a 1.36672326 for 1 stock split of its common stock, so that the Sponsor owned an aggregate of 10,062,500 Founder Shares.
Shares issued price (in Dollars per share)											$ 0.1		$ 0.1
Principal amount	$ 400,000
Annual Interest Rate							6.00%
Working capital loans													$ 1,800,000		$ 1,155,205	$ 360,060
Outstanding balance											$ 300,000		300,000		300,000	300,000
Misallocated restricted funds					$ 800,000		$ 800,000
Extension note balance															1,155,205
Incurred and paid amount											30,000	$ 30,000	90,000	$ 90,000	120,000	120,000
Sponsor fee paid													80,000	40,000	40,000
Administrative support services fees															80,000	0
Borrowings discount allocation amount											0		0		144,795
Capital contribution	$ 10
Issued shares (in Shares)	0.1
Contribution on default per shares (in Dollars per share)	$ 1
Subscription expense											0
Capital subscription shares expense											164,000		164,000
Subscription of share lliability											$ 0
Change in fair value													$ 16,400
Promissory Note with Related Party [Member]
Related Party Transactions [Line Items]
Principal amount						$ 422,182	1,500,000	$ 60,000
Working Capital Note [Member]
Related Party Transactions [Line Items]
Principal amount								240,000
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount						422,182	200,000
Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued price (in Dollars per share)											$ 0.1		$ 0.1
Principal amount					$ 1,500,000
Working capital loans													$ 1,500,000		1,500,000
Outstanding balance															300,000
Incurred and paid amount													10,000		10,000
Administrative support services fees													80,000		$ 70,000
Investor loaned											$ 300,000		$ 300,000
Sponsor [Member] | Promissory Note with Related Party [Member]
Related Party Transactions [Line Items]
Principal amount								$ 60,000
Sponsor [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Business combination entity price (in Dollars per share)											$ 10		$ 10		$ 10
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party											$ 211,029		$ 211,029		$ 201,029	$ 80,020
Principal amount						422,182
Received principal amount															422,182
Working capital loans															1,300,000
Borrowings net amount											1,800,000		1,800,000		$ 1,155,205
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount						$ 422,182
Received principal amount											$ 422,182		$ 422,182
Isabelle Freidheim [Member]
Related Party Transactions [Line Items]
Principal amount							600,000
Received principal amount							600,000
Kirthiga Reddy [Member]
Related Party Transactions [Line Items]
Principal amount							200,000
Received principal amount							$ 200,000
Polar Multi-Strategy Master Fund [Member]
Related Party Transactions [Line Items]
Additional amounts				$ 200,000
Issue of shares (in Shares)				500,000
Polar Capital Investment [Member]
Related Party Transactions [Line Items]
Additional amounts				$ 500,000
Kevin Wright and Jeanine Percival Wright Revocable Trust [Member]
Related Party Transactions [Line Items]
Additional amounts		$ 500,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Sponsor Owned										$ 10,062,500
Subsequent Event [Member] | Kevin Wright and Jeanine Percival Wright Revocable Trust [Member]
Related Party Transactions [Line Items]
Additional amounts		$ 500,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Issue of shares (in Shares)
Class B Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)																		$ 0.0001
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)										7,362,500
Common stock, par value (in Dollars per share)										$ 0.0001
Aggregate price amount										$ 25,000
Purchase of shares (in Shares)										7,362,500
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)	1		0.02	200,000									1
Common stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Aggregate price amount			$ 25,000
Shares issued price (in Dollars per share)			$ 11.76								$ 1		$ 1
Issue of shares (in Shares)											9,835,000		9,835,000		9,835,000	9,835,000		8,881,250
Issued shares (in Shares)	0.1
Class A Common Stock [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Shares issued price (in Dollars per share)											$ 12		$ 12		$ 12
Class A Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issue of shares (in Shares)		300,000		200,000
Class A Common Stock [Member] | Subsequent Event [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issue of shares (in Shares)		300,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)									3,750
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares forfeited															$ 1,312,500		$ 1,181,250
Shares forfeited (in Shares)													1,312,500				1,181,250